Earnings / (loss) per share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Loss Per Share
Basic earnings/ (loss) per ordinary share	$ 1.80	$ (68.53)
Diluted earnings/ (loss) per ordinary share	$ 1.79	$ (68.53)
Number of ordinary shares used for loss per share (weighted average)
Basic	13,110,158	2,672,200
Diluted	13,198,054	2,672,200